Reconciliation of Segment Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Assets	$ 232,708	$ 274,098
Plant, property and equipment, net	89,947	88,956
Capital expenditures	17,191	16,604	16,175
Operating Segments
Segment Reporting Information [Line Items]
Assets	237,058	231,002	227,300
Plant, property and equipment, net	88,594	87,817	87,456
Capital expenditures	16,265	15,654	15,199
Operating Segments | Wireless
Segment Reporting Information [Line Items]
Assets	160,385	146,429	142,485
Plant, property and equipment, net	38,276	35,932	34,545
Capital expenditures	10,515	9,425	8,857
Operating Segments | Wireline
Segment Reporting Information [Line Items]
Assets	76,673	84,573	84,815
Plant, property and equipment, net	50,318	51,885	52,911
Capital expenditures	$ 5,750	$ 6,229	$ 6,342